Schedule of Investments (unaudited) July 31, 2020	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 13.0%
Albemarle Corp.	15,534	$1,280,933
CF Industries Holdings, Inc.	155,900	4,884,347
FMC Corp.	40,155	4,258,438
Koninklijke DSM NV	18,834	2,882,843
Symrise AG	14,618	1,827,407

		15,133,968

Containers & Packaging — 4.9%
Graphic Packaging Holding Co.	192,114	2,678,069
International Paper Co.	36,886	1,283,264
Packaging Corp. of America	18,826	1,809,555

		5,770,888

Electronic Equipment, Instruments & Components — 2.2%
Trimble, Inc.(a)	57,562	2,562,085

Food Products — 8.8%
Bunge Ltd.	29,525	1,282,566
JBS SA	489,844	2,022,647
Kerry Group PLC, Class A	14,366	1,902,726
Nestle SA, Registered Shares	12,364	1,470,348
Salmar ASA(a)	28,013	1,332,326
Tyson Foods, Inc., Class A	36,232	2,226,457

		10,237,070

Metals & Mining — 36.8%
Anglo American PLC	138,599	3,355,215
ArcelorMittal SA(a)	131,647	1,457,567
Barrick Gold Corp.(b)	159,957	4,624,357
BHP Group PLC	328,972	7,113,498
First Quantum Minerals Ltd.	145,698	1,231,327
Fortescue Metals Group Ltd.	164,398	2,046,296
Franco-Nevada Corp.	3,656	584,381
Freeport-McMoRan, Inc.(a)	132,051	1,706,099
Lundin Mining Corp.	227,568	1,274,225
Neo Lithium Corp.(a)	1,031,080	423,378
Newcrest Mining Ltd	64,974	1,655,265
Newmont Corp.	72,685	5,029,802
Polyus PJSC, GDR	14,160	1,619,105
Stelco Holdings, Inc.(a)	221,742	1,278,023
Vale SA, ADR	449,737	5,234,939
Wheaton Precious Metals Corp.(b)	76,455	4,153,800

		42,787,277

Security	Shares	Value

Oil, Gas & Consumable Fuels — 29.9%
BP PLC	1,347,133	$4,878,647
Chevron Corp.	64,153	5,385,003
CNOOC Ltd	1,655,000	1,746,853
ConocoPhillips	56,116	2,098,177
Gazprom PJSC, ADR	362,098	1,750,427
Kosmos Energy Ltd.(a)	308,469	496,635
LUKOIL PJSC, ADR	29,052	1,970,753
Marathon Petroleum Corp.	40,406	1,543,509
Petroleo Brasileiro SA, ADR	128,422	1,113,419
Pioneer Natural Resources Co.	15,890	1,540,059
Royal Dutch Shell PLC, B Shares	194,130	2,724,897
Suncor Energy, Inc.	158,107	2,487,076
TOTAL SE	155,969	5,902,444
Williams Cos., Inc.	57,152	1,093,318

		34,731,217

Specialty Retail — 1.9%
Tractor Supply Co.	15,591	2,225,459

Total Long-Term Investments — 97.5% (Cost: $109,018,776)		113,447,964

Short-Term Securities

Money Market Funds — 9.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(c)(d)	2,561,803	2,561,803
SL Liquidity Series, LLC, Money Market Series, 0.38%(c)(d)(e)	7,968,605	7,973,386

Total Short-Term Securities — 9.1% (Cost: $10,535,335)		10,535,189

Total Investments — 106.6% (Cost: $119,554,111)		123,983,153

Liabilities in Excess of Other Assets — (6.6)%		(7,678,128)

Net Assets — 100.0%		$116,305,025

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	968,425	1,593,378(b	)	—	2,561,803	$2,561,803	$611		$—	$—
SL Liquidity Series, LLC, Money Market Series	5,951,678	2,016,927(b	)	—	7,968,605	7,973,386	6,660	(c)	2,723	(1,912)

						$10,535,189	$7,271		$2,723	$(1,912)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$10,423,718	$4,710,250	$—	$15,133,968
Containers & Packaging	5,770,888	—	—	5,770,888
Electronic Equipment, Instruments & Components	2,562,085	—	—	2,562,085
Food Products	5,531,670	4,705,400	—	10,237,070
Metals & Mining	25,540,331	17,246,946	—	42,787,277
Oil, Gas & Consumable Fuels	15,757,196	18,974,021	—	34,731,217
Specialty Retail	2,225,459	—	—	2,225,459
Short-Term Securities
Money Market Funds	2,561,803	—	—	2,561,803

	$70,373,150	$45,636,617	$—	116,009,767

Investments Valued at NAV(a)				7,973,386

				$123,983,153

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

2